Financial Obligations - Summary of Valuation of Royalty Payments (Details) - Investment and Royalty Agreement	10 Months Ended
	Dec. 31, 2018 CAD ($) ft² g	Aug. 16, 2018 ft²
Financial Obligations [Line Items]
Growing space related to royalty | ft²	44,403	25,000
Average yield, grams/square feet	45
Total cannabis production, million grams/year	12,000,000
Average price/gram | $	$ 5,500